SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended	4 Months Ended	7 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest Income			$ 2,152
Net Earnings	$ (673,687)	$ (674,687)	$ (3,586,390)
Redeemable Class A Common Stock, Basic and Diluted			405,000
Net loss	$ (673,687)	$ (674,687)	$ (3,586,390)
Weighted average shares outstanding of common stock			405,000
Non-Redeemable Class A and B Common Stock, Basic and Diluted			(405,000)
Common Class A
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Redeemable Class A Common Stock, Basic and Diluted			11,500,000
Weighted average shares outstanding of common stock			11,500,000
Non-Redeemable Class A and B Common Stock, Basic and Diluted			(11,500,000)
Common Class A | Redeemable Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest Income			$ 2,152
Income and Franchise Tax			$ 2,152
Redeemable Class A Common Stock, Basic and Diluted			11,500,000
Earnings/Basic and Diluted Redeemable Class A Common Stock			$ 0.00
Weighted average shares outstanding of common stock			11,500,000
Loss/Basic and Diluted Non-Redeemable Class A and B Common Stock			$ (0.00)
Non-Redeemable Class A and B Common Stock, Basic and Diluted			(11,500,000)
Common Class A and B | Non-Redeemable warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net Earnings			$ (3,586,390)
Redeemable Class A Common Stock, Basic and Diluted			3,100,220
Earnings/Basic and Diluted Redeemable Class A Common Stock			$ 1.16
Net loss			$ (3,586,390)
Non-Redeemable Net Loss			$ (3,589,390)
Weighted average shares outstanding of common stock			3,100,220
Loss/Basic and Diluted Non-Redeemable Class A and B Common Stock			$ (1.16)
Non-Redeemable Class A and B Common Stock, Basic and Diluted			(3,100,220)